SUBORDINATED DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Subordinated Debt Interest Rates
Interest rate information on the Company’s subordinated debt at December 31 is as follows:

Weighted Average Interest Rate at End of Year			Weighted Average Interest Rate During Year
2022	2021	2020	2022	2021	2020

3.29%	3.16%	3.10%	3.16%	3.12%	3.01%

Maturity and Redemption Information Relating to Subordinated Debt
Maturity and redemption information relating to the Company's subordinated debt at December 31, 2022 is as follows:

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity Date	Based on Interest Adjustment Period

2023	$6,039,363	$15,497,719
2024	6,215,892	8,620,385
2025	8,387,815	3,076,825
2026	8,362,756	1,810,897
	$29,005,826	$29,005,826